EQUITY - Movement of comprehensive income and expense (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement of comprehensive income and loss
Other comprehensive (loss)income, total	$ (170,052,729)	$ 151,896,435	$ (191,713,733)
Cash Flow hedge reserve
Movement of comprehensive income and loss
Increase (decrease)	(155,007,121)	102,529,128	(11,029,171)
Deferred taxes	43,070,637	(28,469,748)	2,029,363
Reclassification to the result by function	(993,365)	1,227,683	(869,910)
Other comprehensive (loss)income, total	(112,929,849)	75,287,063	(9,869,718)
Majority Equity holders	(112,948,199)	75,323,231	(9,686,850)
Non-Controlling interests	18,350	(36,168)	(868)
Reserves for exchange rate differences
Movement of comprehensive income and loss
Increase (decrease)	(78,009,918)	98,973,862	(264,119,093)
Deferred taxes	23,777,899	(22,103,267)	84,571,923
Other comprehensive (loss)income, total	(54,232,019)	76,870,595	(179,547,170)
Majority Equity holders	(53,903,278)	75,916,398	(178,420,146)
Non-Controlling interests	(328,741)	954,197	(1,127,024)
Benefit related to defines benefit plans
Movement of comprehensive income and loss
Increase (decrease)	(3,617,931)	3,026,996	(3,338,354)
Deferred taxes	976,841	(817,289)	901,356
Reclassification to the result by function	(249,771)	(2,470,930)	140,153
Other comprehensive (loss)income, total	(2,890,861)	(261,223)	(2,296,845)
Majority Equity holders	(2,890,390)	(222,733)	(2,432,441)
Non-Controlling interests	$ (471)	$ (38,490)	$ 135,596